Leases (Details)	1 Months Ended
	Jan. 31, 2025 USD ($) ft²	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2008 USD ($)
Leases [Abstract]
Number of leases terminated	1
Terminated lease (in Square Feet) | ft²	33,000
New lease (in Square Feet) | ft²	8,000
Terminated lease, monthly payment	$ 18,000
New lease, monthly payment	$ 7,700
Operating lease, extension term	3 years
ROU assets		$ 2,797,808	$ 3,303,158	$ 3,658,493
Liabilities for operating leases		$ 3,408,855	$ 3,941,560	$ 4,376,630	$ 3,941,560